ENTITY-WIDE DISCLOSURE (Narrative) (Details)	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Percentage of non- current deferred revenue	81.00%	81.00%